Lease Liabilities (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of lease liabilities
$
Balance at July 31, 2020	29,116
Assumed on business combination (Note 15)	17,059
Lease disposals	(789)
Lease payments	(4,835)
Interest expense on lease liabilities	3,334
Balance at July 31, 2021	43,885
Assumed on business combination (Note 15)	1,992
Lease additions	29
Lease terminations	(24,300)
Lease payments	(6,054)
Interest expense on lease liabilities	4,197
Derecognition due to loss of control (Note 15)	(16,909)
Balance at July 31, 2022	2,840
Current	914
Non-current	1,926

Schedule of lease obligations over next five fiscal years and thereafter
Fiscal year	2023	2024 - 2025	2026 - 2027	Thereafter	Total
	$	$	$	$	$
Lease obligations	1,026	1,174	300	1,200	3,700